INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 353,016	$ 284,996
Less than 12 Months Unrealized Loss	2,024	2,562
12 Months or More Fair Value	31,857	3,547
12 Months or More Unrealized Loss	98	183
Total Fair Value	384,873	288,543
Total Unrealized Loss	2,122	2,745
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value		2,334
Less than 12 Months Unrealized Loss		18
12 Months or More Fair Value		0
12 Months or More Unrealized Loss		0
Total Fair Value		2,334
Total Unrealized Loss		18
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	343,883	280,445
Less than 12 Months Unrealized Loss	1,938	2,538
12 Months or More Fair Value	29,562	1,336
12 Months or More Unrealized Loss	93	92
Total Fair Value	373,445	281,781
Total Unrealized Loss	2,031	2,630
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Loss	0	0
12 Months or More Fair Value	2,278	2,194
12 Months or More Unrealized Loss	5	91
Total Fair Value	2,278	2,194
Total Unrealized Loss	5	91
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	9,133	2,217
Less than 12 Months Unrealized Loss	86	6
12 Months or More Fair Value	17	17
12 Months or More Unrealized Loss	0	0
Total Fair Value	9,150	2,234
Total Unrealized Loss	$ 86	$ 6